Personnel expenses	12 Months Ended
Dec. 31, 2019
Personnel expenses
Personnel expenses

42. Personnel expenses

a)   Breakdown

The breakdown of Personnel expenses is as follows:

	2017	2018	2019

Wages and salaries	6,300	7,274	7,740
Social security costs	1,105	1,283	1,443
Service expense related to defined contribution pension plan (Note 24)	330	373	410
Service expense related to defined benefit pension plan (Note 24)	146	157	147
Share-based payments	283	161	226
Bonus and benefits granted to employees	3,295	3,691	4,017
Other staff costs	1,289	1,415	1,445
	12,748	14,354	15,428

b)   Corporate performance shares plan 2014

During the Shareholders’ Meeting of Banco Santander (Spain) on March 28, 2014, a share-based payment plan was approved that is applicable only to a certain group of executive officers (known as the “Identified Staff”).

The plan was denominated “Corporate performance shares plan 2014” and provided a variable compensation linked to the performance of the stock of Banco Santander (Spain), as established in the Annual Shareholders’ Meeting of Banco Santander (Spain). This multiannual compensation plan was payable in shares of the Former Group with annual deliveries of shares to the beneficiaries during a period of three years beginning on July 1, 2015.

The total number of shares granted to each beneficiary was established in early 2015 which depended on Banco Santander (Spain)’s performance (Total Shareholders Return or TSR) during 2014 against a peer group of financial institutions.

A percentage of one-third of the total number of vested shares would be paid at the end of each year (June 2016, June 2017 and June 2018) based on Banco Santander (Spain)’s cumulative performance (TSR) (2014 and 2015 for the first tranche; 2014 to 2016 for the second tranche and 2014 to 2017 for the third tranche) against that of a peer group of financial institutions.

Since the conditions of this share-based variable compensation plan were not achieved, the Bank derecognized the original liability as part of the Corporate Restructuring mentioned in Note 3.5. The fair value of the Corporate performance shares plan 2014 amounted to 36 million pesos as of December 31, 2017.

During 2017, the Bank recognized 16 million pesos in the consolidated income statement with respect to this plan.

c)   Long-term incentive plan 2015

Since September 2016, the Bank began to participate in a corporate share-based variable compensation plan denominated “Long-term incentive plan 2015” applicable to the Identified Staff. This plan provided a variable compensation linked to the growth of the earnings per share ratio and of the return on tangible equity of Banco Santander (Spain).

As a result of the Corporate Restructuring mentioned in Note 3.5, the Long term incentive plan 2015 of the Bank will be settled through its own equity instruments starting January 1, 2018. Accordingly the Long term incentive plan 2015 changed from a cash-settled transaction to an equity-settled transaction. The initial fair value of the Long-term incentive plan 2015 amounted to 86 million pesos.

As of December 31, 2019, the fair value of the Long-term incentive plan 2015 is 5 million pesos.

During 2017, 2018 and 2019, the Bank recognized 27 million pesos, 16 million pesos and 5 million pesos, respectively, in the consolidated income statement with respect to this plan.

d)   Bonus payment policies

As a result of an internal policy of Banco Santander (Spain), a portion of the annual variable remuneration plan for the Identified Staff is deferred for a period of three or five years, with one-third or one-fifth vesting each year.

Both the deferred and non-deferred portions are paid equally in cash and in shares of the Bank for the corresponding payment periods. Once delivered, beneficiaries are obligated to keep the shares for a one-year period.

In 2017, 2018 and 2019, the Bank recognized the bonus of the Identified Staff in the consolidated income statement for an amount of 325 million pesos, 184 million pesos and 226 million pesos, respectively.

The bonus of the Identified Staff for financial years 2017, 2018 and 2019 are paid according to the following percentages, depending on the time of payment and on the group to which the beneficiary belongs (the “Immediate Payment Percentage” to identify the portion for which payment is not deferred and the “Deferred Percentage” to identify the portion for which payment is deferred):

Beneficiaries	Immediate Payment
(millions of Euros)	Percentage	Deferred Percentage	Deferred period

Members of the Identified Staff with total variable remuneration ≥ 2.7	40%	60%	5 years
Members of the Identified Staff with total variable remuneration ≥ 1.7 (< 2.7)	50%	50%	5 years
Other beneficiaries	60%	40%	3 years

Taking the foregoing into account, the bonus for financial years 2017, 2018 and 2019 of the Identified Staff are paid as follows:

•

Each beneficiary will receive in 2017, 2018 and 2019, depending on the group to which such beneficiary belongs, the Immediate Payment Percentage at the Initial Date applicable in each case, in halves and net of income tax (or withholdings), in cash and in shares (the “Initial Date”, meaning the specific date on which the Immediate Payment Percentage is paid).

•

Payment of the Deferred Percentage of the bonus applicable in each case depending on the group to which the beneficiary belongs will be deferred over a period of 3 or 5 years and will be paid in thirds or fifths, as applicable, within thirty days of the anniversaries of the Initial Date, provided that the conditions described below are met.

•

After deduction of any income taxes (or withholdings) applicable at any time, the net amount of the deferred portion will be paid in thirds or fifths, 50% in cash and the other 50% in shares of the Bank.

•	The beneficiaries receiving shares of the Bank may not transfer them or hedge them directly or indirectly for one year as from each delivery of shares.

Up to December 31, 2016, the beneficiaries were be paid an amount in cash equal to the dividends paid on the deferred amount in shares and the interest on the amount accrued in cash. In accordance to an internal policy of Banco Santander (Spain), since 2017 the deferred amount portion to be payable in thirds or fifths excludes the payment of dividends and interests.

In 2017, 2018 and 2019, the accrual of deferred remuneration is conditioned, in addition to the permanence of the beneficiary in the Bank, to no assumptions in which there is a poor performance of the Bank as a whole or of a specific division or area of the Bank or of the exposures generated by the personnel, and at least the following factors must be considered: (i) significant failures in risk management committed by the Bank, or by a business unit or risk control unit; (ii) the increase suffered by the Bank or by a business unit of its capital needs, not foreseen at the time of generation of the exposures; (iii) regulatory sanctions or court rulings for events that could be attributable to the Bank or the personnel responsible for those. Also, the breach of internal codes of conduct of the Bank; and (iv) irregular behaviors, whether individual or collective, considering in particular the negative effects derived from the marketing of inappropriate products and the responsibilities of persons or bodies that made those decisions.

If the abovementioned requirements are met on each delivery date, the bonus beneficiaries shall receive the cash and shares, in thirds or fifths, as applicable, within thirty days of the first, second, third and, if applicable, fourth and fifth anniversary.